Intangible Assets - Schedule of Finite Lived Intangible Assets Future Amortization Expense (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Patents [Member]
Acquired Indefinite Lived Intangible Assets [Line Items]
2018	$ 18,663
2019	13,922
2020	10,399
2021	9,661
2022	9,493
Finite Lived Intangible Assets Net	62,138
Acquired Developed Software Customer Relationships Brand And Backlog [Member]
Acquired Indefinite Lived Intangible Assets [Line Items]
2018	6,924
2019	6,924
2020	6,924
2021	6,924
2022	4,683
Finite Lived Intangible Assets Net	$ 32,379